CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 38.6%
U.S. Treasury Bonds:
2.50%, 2/15/45	1,000,000	1,077,168
3.00%, 5/15/42	1,000,000	1,170,508
3.00%, 5/15/47	1,000,000	1,186,113
3.125%, 11/15/41	1,000,000	1,192,930
3.125%, 8/15/44	1,600,000	1,918,938
3.125%, 5/15/48	750,000	912,510
3.75%, 11/15/43	1,045,000	1,375,849
3.875%, 8/15/40	1,000,000	1,323,242
4.375%, 5/15/41	1,200,000	1,697,789
6.25%, 8/15/23	1,000,000	1,175,820
8.00%, 11/15/21	1,000,000	1,131,699
8.125%, 5/15/21	1,000,000	1,102,383
U.S. Treasury Notes:
1.125%, 4/30/20	1,000,000	995,723
1.625%, 11/15/22	2,500,000	2,504,150
1.75%, 5/15/22	1,600,000	1,606,906
1.875%, 7/31/22	1,250,000	1,259,668
1.875%, 7/31/26	800,000	813,297
2.00%, 2/15/22	2,000,000	2,018,750
2.00%, 2/15/25	1,500,000	1,532,168
2.125%, 8/15/21	150,000	151,231
2.125%, 9/30/24	2,750,000	2,823,315
2.25%, 3/31/21	200,000	201,492
2.25%, 11/15/24	2,000,000	2,066,406
2.25%, 3/31/26	1,000,000	1,039,258
2.25%, 2/15/27	2,100,000	2,191,383
2.25%, 11/15/27	1,750,000	1,831,074
2.625%, 8/15/20	2,750,000	2,768,369
2.625%, 11/15/20	3,000,000	3,027,070
2.625%, 6/30/23	250,000	259,590
2.625%, 2/15/29	1,000,000	1,082,754
2.75%, 11/15/23	1,000,000	1,047,051
2.75%, 2/15/24	3,000,000	3,150,000
3.125%, 5/15/21	3,500,000	3,577,793
3.125%, 11/15/28	800,000	898,484
3.375%, 11/15/19	1,100,000	1,101,756
3.625%, 2/15/20	1,000,000	1,006,211
3.625%, 2/15/21	1,000,000	1,025,371

Total U.S. Treasury Obligations (Cost $51,782,496)		55,244,219

CORPORATE BONDS - 26.9%
Basic Materials - 1.0%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	131,657
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	104,069
Ecolab, Inc., 4.35%, 12/8/21	122,000	127,903
LYB International Finance BV, 5.25%, 7/15/43	100,000	114,194
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	211,424
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	311,201
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	518,750
		1,519,198

Communications - 4.1%
AT&T, Inc.:
3.90%, 3/11/24	200,000	212,228
4.00%, 1/15/22	290,000	302,433
4.90%, 6/15/42	200,000	223,642
5.375%, 10/15/41	100,000	117,614
5.45%, 3/1/47	1,000,000	1,209,912
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	549,906
Comcast Corp., 3.125%, 7/15/22	100,000	103,377
Discovery Communications LLC, 4.125%, 5/15/29 (1)	200,000	210,868
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	102,798
4.45%, 1/15/43	200,000	233,115
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,064,540
Verizon Communications, Inc., 5.15%, 9/15/23	300,000	335,726
Walt Disney Co. (The), 5.40%, 10/1/43 (2)	100,000	139,898
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,041,031
		5,847,088

Consumer, Cyclical - 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	358,875
Ford Motor Co., 5.291%, 12/8/46	1,000,000	927,484
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	209,543
General Motors Co., 5.00%, 4/1/35	1,000,000	1,005,482
Lowe's Cos., Inc., 3.875%, 9/15/23 (1)	100,000	105,959
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	380,400
		2,987,743

Consumer, Non-cyclical - 3.9%
AbbVie, Inc., 2.90%, 11/6/22	200,000	203,975
Amgen, Inc., 4.10%, 6/15/21	700,000	721,366
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100,000	105,241
4.625%, 2/1/44	1,000,000	1,143,397
Conagra Brands, Inc., 4.85%, 11/1/28	300,000	340,399
CVS Health Corp., 4.30%, 3/25/28	500,000	541,258
CVS Pass-Through Trust, 6.036%, 12/10/28	75,110	84,548
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	75,951
Equifax, Inc., 3.30%, 12/15/22	450,000	462,245

Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	106,033
Kroger Co. (The), 3.85%, 8/1/23 (1)	100,000	105,503
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	105,494
Life Technologies Corp., 6.00%, 3/1/20 (1)	100,000	101,540
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	110,714
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,194,916
Tyson Foods, Inc., 3.95%, 8/15/24	100,000	107,172
Zoetis, Inc., 4.70%, 2/1/43	100,000	120,195
		5,629,947

Energy - 4.0%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	506,491
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (2)	100,000	107,441
Colonial Pipeline Co., 6.58%, 8/28/32 (2)	100,000	135,988
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	303,804
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,120,595
Shell International Finance BV:
2.25%, 1/6/23	200,000	202,160
4.125%, 5/11/35	1,350,000	1,558,542
4.55%, 8/12/43	100,000	122,749
Texas Eastern Transmission LP, 2.80%, 10/15/22 (2)	400,000	403,704
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,123,564
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	105,997
		5,691,035

Financial - 6.6%
American International Group, Inc., 4.875%, 6/1/22	250,000	267,220
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (2)	800,000	828,619
Bank of America Corp., 4.125%, 1/22/24	300,000	323,389
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	206,175
4.30%, 5/15/43	1,000,000	1,181,065
Boston Properties LP, 3.85%, 2/1/23	100,000	104,960
Capital One Bank, 3.375%, 2/15/23	200,000	206,246
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29 (3)	500,000	546,380
5.50%, 9/13/25	80,000	90,700
Discover Financial Services, 3.85%, 11/21/22	200,000	208,831
ERP Operating LP, 4.625%, 12/15/21	100,000	104,982
Excalibur One 77B LLC, 1.492%, 1/1/25	20,374	20,145
General Electric Co., 4.625%, 1/7/21	100,000	102,624
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500,000	533,856
5.375%, 3/15/20	150,000	152,178
JPMorgan Chase & Co.:
3.375%, 5/1/23	700,000	724,656
4.50%, 1/24/22	400,000	422,450
Liberty Property LP, 3.375%, 6/15/23	350,000	361,674
MetLife, Inc., 4.875%, 11/13/43	100,000	124,150
Morgan Stanley:

4.10%, 5/22/23	500,000	526,855
5.00%, 11/24/25	150,000	168,199
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,177,234
SunTrust Banks, Inc., 2.90%, 3/3/21	200,000	202,134
Wells Fargo & Co., 2.625%, 7/22/22	400,000	404,592
Westpac Banking Corp., 2.65%, 1/25/21	539,000	543,254
		9,532,568

Industrial - 2.2%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (3)	540,000	597,521
Cummins, Inc., 4.875%, 10/1/43	100,000	128,071
Deere & Co., 6.55%, 10/1/28	250,000	326,945
GATX Corp., 4.85%, 6/1/21	900,000	938,740
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	666,346
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	352,636
United Technologies Corp., 4.50%, 6/1/42	100,000	120,182
		3,130,441

Technology - 1.8%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,236,518
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	500,000	503,030
CA, Inc., 5.375%, 12/1/19	200,000	200,968
Dell International LLC / EMC Corp., 5.30%, 10/1/29 (1)(2)	250,000	272,252
International Business Machines Corp.:
2.90%, 11/1/21	100,000	101,947
3.625%, 2/12/24	100,000	106,009
NetApp, Inc., 3.25%, 12/15/22	100,000	101,888
		2,522,612

Utilities - 1.2%
Duke Energy Corp., 3.15%, 8/15/27 (1)	500,000	520,111
PacifiCorp, 4.10%, 2/1/42	100,000	114,135
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,126,438
		1,760,684

Total Corporate Bonds (Cost $35,555,625)		38,621,316

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.9%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,222,977	1,239,919
3.00%, with maturity at 2043	857,046	881,963
3.50%, with various maturities to 2048	1,730,934	1,807,873
4.00%, with various maturities to 2048	1,208,999	1,269,444
4.50%, with various maturities to 2044	1,488,834	1,601,590
5.00%, with various maturities to 2040	993,332	1,096,574
6.00%, with various maturities to 2040	75,924	87,396
6.50%, with maturity at 2037	14,282	15,728
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,159,723	2,180,216

3.00%, with various maturities to 2046	6,687,040	6,878,023
3.50%, with various maturities to 2049	8,529,753	8,879,962
4.00%, with various maturities to 2047	4,508,252	4,757,077
4.156%, (1 yr. USD LIBOR + 1.723%), with maturity at 2038 (4)	158,382	166,714
4.50%, with various maturities to 2044	2,351,979	2,537,613
5.00%, with various maturities to 2034	112,249	123,199
5.50%, with various maturities to 2038	471,028	525,768
6.00%, with various maturities to 2038	456,006	522,374
6.50%, with various maturities to 2036	89,898	100,720
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,155,844	1,221,579
4.50%, with maturity at 2033	138,476	147,641
5.00%, with various maturities to 2039	533,420	593,699
5.50%, with maturity at 2034	59,909	66,318
6.00%, with various maturities to 2038	377,978	432,530

Total U.S. Government Agency Mortgage-Backed Securities (Cost $36,401,083)		37,133,920

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.3%
Federal Home Loan Bank, 2.375%, 3/30/20	1,100,000	1,102,810
Federal Home Loan Mortgage Corp.:
1.625%, 9/29/20	1,000,000	997,801
6.75%, 3/15/31	1,300,000	1,937,784
Federal National Mortgage Association:
2.00%, 1/5/22	400,000	403,161
2.125%, 4/24/26	300,000	308,797

Total U.S. Government Agencies and Instrumentalities (Cost $4,487,378)		4,750,353

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	453,296
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	689,334
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	637,657
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,331,856

Total Commercial Mortgage-Backed Securities (Cost $3,008,214)		3,112,143

SOVEREIGN GOVERNMENT BONDS - 0.8%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	605,250
Province of Ontario Canada, 2.45%, 6/29/22	400,000	407,268
Province of Quebec Canada, 2.625%, 2/13/23	75,000	77,226

Total Sovereign Government Bonds (Cost $971,999)		1,089,744

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%

General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	1,063,230

Total Taxable Municipal Obligations (Cost $991,302)		1,063,230

ASSET-BACKED SECURITIES - 0.3%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	300,000	307,734
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	125,000	125,052
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (2)	11,341	11,321

Total Asset-Backed Securities (Cost $437,205)		444,107

FLOATING RATE LOANS (5) - 0.0% (6)
Financial - 0.0% (6)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (7)(8)(9)	96,336	1,519

Total Floating Rate Loans (Cost $96,336)		1,519

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	310,078	310,078

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $310,078)		310,078

TOTAL INVESTMENTS (Cost $134,041,716) - 98.9%		141,770,629
Other assets and liabilities, net - 1.1%		1,512,568
NET ASSETS - 100.0%		143,283,197

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $780,789 and the total market value of the collateral received by the Fund was $806,488, comprised of cash of $310,078 and U.S. government and/or agencies securities of $496,410.

(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,024,275, which represents 1.4% of the net assets of the Fund as of September 30, 2019.

(3) Security converts to variable rate after the indicated fixed-rate coupon period.
(4) Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2019.

(5) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Amount is less than 0.05%.
(7) For fair value measurement disclosure purposes, security is categorized as Level 3.
(8) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(9) Restricted security. Total market value of restricted securities amounts to $1,519, which represents less than 0.05% of the net assets of the Fund as of September 30, 2019.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336

The Fund did not have any open derivative instruments at September 30, 2019.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$55,244,219	$—	$55,244,219
Corporate Bonds	—	38,621,316	—	38,621,316
U.S. Government Agency Mortgage-Backed Securities	—	37,133,920	—	37,133,920
U.S. Government Agencies and Instrumentalities	—	4,750,353	—	4,750,353
Commercial Mortgage-Backed Securities	—	3,112,143	—	3,112,143
Sovereign Government Bonds	—	1,089,744	—	1,089,744
Taxable Municipal Obligations	—	1,063,230	—	1,063,230
Asset-Backed Securities	—	444,107	—	444,107
Floating Rate Loans	—	—	1,519	1,519
Short Term Investment of Cash Collateral for Securities Loaned	310,078	—	—	310,078
Total Investments	$310,078	$141,459,032	$1,519	$141,770,629

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.